Material Accounting Policies Information - Schedule of Recently Adopted IFRS (Details)	12 Months Ended
Dec. 31, 2024
IAS 1 Non-current Liabilities with Covenants [Member]
Material Accounting Policies Information - Schedule of Recently Adopted IFRS [Line Items]
Adopted accounting standards description	Amendment to IAS 1 Non-current Liabilities with Covenants
Effective date	Jan. 01, 2024
IAS 1 Classification of liabilities as Current or Non-current [Member]
Material Accounting Policies Information - Schedule of Recently Adopted IFRS [Line Items]
Adopted accounting standards description	Amendments to IAS 1 Classification of liabilities as Current or Non-current
Effective date	Jan. 01, 2024
IAS 7 and IFRS 7 Supplier Finance Arrangements [Member]
Material Accounting Policies Information - Schedule of Recently Adopted IFRS [Line Items]
Adopted accounting standards description	Amendments to IAS 7 and IFRS 7 Supplier Finance Arrangements
Effective date	Jan. 01, 2024
IFRS 16 Lease Liability in a Sale and Leaseback [Member]
Material Accounting Policies Information - Schedule of Recently Adopted IFRS [Line Items]
Adopted accounting standards description	Amendment to IFRS 16 Lease Liability in a Sale and Leaseback
Effective date	Jan. 01, 2024